Chapter 11 Proceedings and Emergence (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 27, 2020	Jan. 31, 2022	Sep. 19, 2019	Dec. 20, 2018
Reorganization, Chapter 11 [Line Items]
Warrants purchased		705,882
LIBOR
Reorganization, Chapter 11 [Line Items]
Interest rate on credit facility		7.50%
Tranche A warrants
Reorganization, Chapter 11 [Line Items]
Warrants purchased	235,294
Strike Price	$ 262.34
Tranche B warrants
Reorganization, Chapter 11 [Line Items]
Warrants purchased	470,588
Strike Price	$ 274.84
Exit credit facility | LIBOR
Reorganization, Chapter 11 [Line Items]
Interest rate on credit facility	7.50%
Exit credit facility | Libor floor
Reorganization, Chapter 11 [Line Items]
Interest rate on credit facility	1.00%
Accounts receivable facility
Reorganization, Chapter 11 [Line Items]
Outstanding borrowings	$ 75.0		$ 90.0	$ 75.0
First Lien | Class A Common Stock
Reorganization, Chapter 11 [Line Items]
Shares issued	3,840,000
Second Lien | Class B Common Stock
Reorganization, Chapter 11 [Line Items]
Shares issued	160,000
Chapter 11, Predecessor, before Adjustment | Accounts receivable facility
Reorganization, Chapter 11 [Line Items]
Outstanding borrowings	$ 90.0